                         Supplement Dated July 25, 2003
                                       To
                   MONY America Variable Account L Prospectus
                                Dated May 1, 2003

                                       For
                    Variable Universal Life Insurance Policy

                                    Issued by
                     MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

In the footnote relating to the Enterprise Accumulation Trust Equity Portfolio in the annual expenses table beginning on page 4, the following information corrects Other Expenses and Net Total Annual Expenses for the Equity Portfolio:

                                                           Distribution                  Net Total
                                            Management      and Service      Other        Annual
                                              Fees         (12b-1) Fees     Expenses     Expenses
                                            ----------     ------------     --------     --------
    Enterprise Accumulation Trust
    Equity Portfolio ..................        0.80%           N/A            0.33%        1.13%



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